Commitments and Contingencies - Future Minimum Annual Obligations Under All Non-Cancellable Operating Lease Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total operating lease obligations	$ 2,584
2018	1,073
2019	469
2020	387
2021	434
2022	221
Thereafter	$ 0